Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans
Summary of loans, by loan type

	December 31,	December 31,
	2017	2016
	(Dollars in Thousands)
Commercial, financial and agricultural	$3,322,668	$2,993,203
Real estate - mortgage	1,133,525	1,032,222
Real estate - construction	1,683,550	1,716,875
Consumer	49,543	55,168
Foreign	158,886	167,220
Total loans	$6,348,172	$5,964,688